UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-10401


Trust for Professional Managers
(Exact name of registrant as specified in charter)


615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)


Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code: (414) 765-5384


Date of fiscal year end: November 30


Date of reporting period: June 30, 2010

Smead Value Fund - Insitutional Class Shares S000020215   C000080576
Smead Value Fund - Inestor Class Shares                   C000056584



Item 1. Proxy Voting Record.


Issuer Name:  Legg Mason Inc.
Ticker: LM
Cusip:  524901105
Meeting Date:  7/27/09
Matter Voted:  Election of directors, amendment of the 1996
Incentive plan, ratify appointment of PWC, executive incentive comp plan, majority voting
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For Proposal
For or Against Management:  For Management


Issuer Name:  Merck & Co, Inc
Ticker: MRK
Cusip:  58933Y105
Meeting Date:  5/25/2010
Matter Voted:  board, ratify accounting firm, adopt 2010
Incentive stock plan and non-employee directors stock option
Plan.
Proposed By:  Issuer
Vote Cast:  Yes
How Vote Was Cast:  For Proposal
For or Against Management:  For Management


Issuer Name:  Walgreens
Ticker: WAG
Cusip:  931422109
Meeting Date:  01/13/2010
Matter Voted: Ratify Deloitte & Touche, Directors, amend and restate The Walgreen Co executive stock option plan, change voting
Requirement to simple majority vote, large portion of future stock option grants to sr Exec should be performance based, written report on charitable donations.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Accenture LTD
Ticker:  ACN
Cusip:  G1150G111
Meeting Date:  08/05/2009
Matter Voted: Scheme of arrangement of Annex A as it applies to the Class A common shareholders, Adjourn the meeting to a later date to Solicit additional proxies, establishment of distributable reserves of Accenture, approval to adjourn the meeting if not enough proxies to Approve the proposal at the time of the special general meeting Proposed By: Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management
Issuer Name:  Accenture LTD
Ticker:  ACN
Cusip:  G1150G111
Meeting Date:  02/04/2010
Matter Voted: Re-appoint Kimsey, Lipp, and Schmmelmann to BOD, Approval of share incentive plan, re-appt KPMG auditors, approval of Employee share purchase plan, approval to hold annual meeting outside Of Ireland, approval to make open-market purchases of Accenture PLC Class A ordinary shares, determination of the price range at which Accenture PLC can re-issue shares that it acquires as treasury stock Proposed By: Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Disney
Ticker:  DIS
Cusip:  254687106
Meeting Date:  3/10/2010
Matter Voted:  Directors, approve PWC, Stock Incentive Plan,
Amendment to Certificate of Incorporation relating to: interested
Person transactions, bylaw amendments, tracking stock provisions,
Classified board transition provisions. Shareholder advisory vote on Exec compensation, ex-gay non-discriminations policy
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Starbucks Corporation
Ticker:  SBUX
Cusip:  855244109
Meeting Date:  03/24/2010
Matter Voted: Directors, Ratify Deloitte & Touche, recycle strategy for Beverage containers
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For all Proposals
For or Against Management:  For Management


Issuer Name:  Franklin Resources, Inc.
Ticker:  BEN
Cusip:  354613101
Meeting Date:  03/16/2010
Matter Voted:  Directors, Ratify Accting firm, complying with 162M
Of IRS code
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For all Proposals
For or Against Management


Issuer Name: McDonalds Corp
Ticker: MCD
Cusip:  580135101
Meeting Date: 04/14/2009
Matter Voted:  directors, approval of accounting firm, exec comp,
Simple majority vote, controlled atmosphere stunning, use of cage-
Free eggs
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For Management

Issuer Name:  Pfizer Inc.
Ticker: PFE
Cusip:  717081103
Meeting Date: 04/22/2010
Matter Voted: Directors, ratify CPA firm, executive compensation
Reduce % of shares required for shareholder special meeting, proposal Regarding stock options
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For management


Issuer Name:  Abbott Laboratories
Ticker:  ABT
Cusip:  002824100
Meeting Date:  04/23/2010
Matter Voted: Directors, advisory vote, special shareholder meeting, ratification of Deloitte & Touche care principals, advisory vote.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For Management


Issuer Name:  AFLAC Incorporated
Ticker:  AFL
Cusip:  001055102
Meeting Date:  04/23/2010
Matter Voted: Directors, advisory vote, special shareholder meeting, ratification of Deloitte & Touche care principals, advisory vote.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For Management

Issuer Name:  Merck & Co, Inc.
Ticker:  MRK
Cusip:  589331107
Meeting Date: 08/07/2009
Matter Voted:  approve the agreement and plan of merger dated
3/8/2009 with Schering Plough Corp
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Paccar Inc.
Ticker:  PCAR
Cusip:  693718108
Meeting Date: 02/23/2010
Matter Voted:
Proposed By:  Board of Directors, director vote threshold, super-
Majority vote provision, composition of compensation committee
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Berkshire Hathaway Inc.
Ticker:  BRKB
Cusip:  084670702
Meeting Date: 05/01/2010
Matter Voted:  Directors
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Ebay Inc.
Ticker:  EBAY
Cusip:  278642103
Meeting Date: 03/04/2010
Matter Voted: Directors, EBAY incentive plan re: sec 162M, equity incentive award plan, ratify PWC LLP
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Amgen Inc.
Ticker:  AMGN
Cusip:  031162100
Meeting Date: 05/12/2010
Matter Voted: Directors, ratify Ernest & Young, shareholder action By written consent, equity retention policy
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Goldman Sachs Group, Inc.
Ticker:  GS
Cusip:  381410104
Meeting Date: 05/07/2010
Matter Voted: Directors, ratify PWC LLP, exec compensation, Eliminate supermajority voting, permit holders of 25% of outstanding Shares to call special meeting, cumulative voting, collateral in
OTC derivatives trading,separate chair & CEO, report on policitacal Contributions, global warming science, and pay disparity, exec pay And long term perf.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Verizon Communications Inc.
Ticker:  VZ
Cusip:  92443V104
Meeting Date: 03/08/2010
Matter Voted:  Directors, ratify of accounting firm, Exec comp,
Prohibit granting stock opt, gender identity non-discrim, perf stock unit perf thresholds, SH right to call spec meeting, adopt and disclose succession plan policy, benfits paid after death, ex stock retention requirements
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Cabelas Inc
Ticker:  CAB
Cusip:  126804301
Meeting Date: 05/11/2010
Matter Voted:  Directors, ratify CPA firm,
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Nordstrom, Inc.
Ticker:  JWN
Cusip:  655664100
Meeting Date: 03/12/2010
Matter Voted:  Directors, ratify accounting firm, equity
Incentive plan
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Mylan Inc.
Ticker:  MYL
Cusip:  628530107
Meeting Date: 05/14/2010
Matter Voted: Directors, ratify Deloitte & Touche LLP, non-binding Vote on exec comp, retention of exec equity comp.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Bristol-Myers Squibb Co
Ticker:  BMY
Cusip:  110122108
Meeting Date: 05/04/2010
Matter Voted: Directors, ratify appointment of CPA, amendment to Cert of Incorp-Special stockholder mtgs, supermajority voting Provision common stock and Perferred stock, executive comp, Shareholder action by written consent, report of animal use. Proposed By: Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Home Depot, Inc.
Ticker:  HD
Cusip:  437076102
Meeting Date: 05/20/2010
Matter Voted:  Directors, ratify KPMG, perf goals for perf-
Based awards, cumm voting,exec officer comp, special SH
Meeting, action by written consent, independent chairman
Employment diversity report, reincorp in North Dakota
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Gannett Co, Inc.
Ticker:  GCI
Cusip:  364730101
Meeting Date: 05/04/2010
Matter Voted:  Directors, ratify CAP, approve amended & restated
2001 omnibus incentive comp plan, tax gross-ups for sr exec
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Chevron Corporation
Ticker:  CVX
Cusip:  166764100
Meeting Date: 5/26/2010
Matter Voted: Directors, Ratify acctg firm, reduce % of Stockholders required to call special meeting, independent Director with environmental expertise, holding equity based Compensation through retirement, disclosure of pmts to host Govmts, guidelines for country selection, financial risk for Climate change, human rights committee.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Dreyfus Cash Management
Ticker:
Cusip:  26188J206
Meeting Date: 11/16/2009
Matter Voted: approve the fund policy regarding borrowing, lending. To permit investment in additional money market instruments or in
Other investment companies
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Wal-Mart Stores
Ticker:  WMT
Cusip:  931142103
Meeting Date: 06/04/2010
Matter Voted: Directors, Ratify acctg firm, stock incentive plan, ASDA Ltd sharesave plan, gender non discrim policy, advisory
Vote on exec comp, political contribution report, special shareowner Meetings, poultry slaughter, lobbying priorities report.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management



Issuer Name:  AT&T Inc.
Ticker:  T Wal-Mart Stores
Cusip:  00206R102
Meeting Date: 04/30/2010
Matter Voted: Directors, Ratify acctg firm, cumulative voting, pension Credit policy, advisory vote on comp, special stockholder meeting
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:
Ticker:  WFC
Cusip:  949746101
Meeting Date: 2/26/2010
Matters Voted: Election of BOD, comp of the companys named exec, Approve and amendment to Cert of incorporation to increase the Co. authorized shares in comm. Stock from 6 billion to 9 billion, ratify CPA firm KPMG as auditors, exec and director comp, policy to
Require independent chairman, report on charitable contribution, report of political contrib.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management



******************************* FORM N-Px REPORT *********************

ICA File Number:  811-10401
Reporting Period: 07/01/2009 - 06/30/2010
Smead Value Fund




======================================== END NPX REPORT


SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Trust for Professional Managers


By (Signature and Title);  /s/ JosephC.Neuberger
	                 Joseph C. Neuberger
	                 President, Trust for Professional Managers


Date: August 23, 2010